SCHEDULE OF MOVEMENT OF ALLOWANCES FOR EXPECTED CREDIT LOSSES (Details) - USD ($)	12 Months Ended
	May 31, 2026	May 31, 2025
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of the year	$ 17,387	$ 4,212
Provision	10,269	13,279
Exchange adjustment	(23)	(104)
Balance at end of the year	27,633	17,387
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of the year	3,091	1,406
Provision		1,700
Exchange adjustment	11	(15)
Balance at end of the year		3,091
Reversal	$ (3,102)